REVENUE (Tables)	9 Months Ended	12 Months Ended
	Sep. 30, 2025	Dec. 31, 2024
Revenue from Contract with Customer [Abstract]
Schedule of Disaggregation of Revenue

The following table represents a disaggregation of revenue from contracts with regulated transmission customers for the three and nine months ended September 30, 2025 and 2024, by transmission owner:

	For the Three Months Ended September 30,		For the Nine Months Ended September 30,
Revenues from Contracts with Customers by Transmission Asset Owner	2025	2024	2025	2024
	(In millions)
ATSI	$273	$263	$792	$767
TrAIL	66	67	197	205
MAIT	121	117	365	331
PATH	—	—	—	(2)

Total Revenue from Contracts with Customers	460	447	1,354	1,301

Other revenue unrelated to contracts with customers	4	4	13	13

Total revenues	$464	$451	$1,367	$1,314

The following table represents a disaggregation of revenue from contracts with regulated transmission customers for the years ended December 31, 2024, 2023 and 2022, by transmission owner:

Revenues from Contracts with Customers by Transmission Asset Owner	For the Year Ended December 31, 2024	For the Year Ended December 31, 2023	For the Year Ended December 31, 2022
	(In millions)
ATSI	$980	$964	$908
TrAIL	270	275	275
MAIT	436	395	340
PATH	(2)	2	1

Total Revenue from Contracts with Customers (1)	1,684	1,636	1,524
Other revenue unrelated to contracts with customers	17	16	14

Total revenues	$1,701	$1,652	$1,538

(1)	Includes $(3) million in reductions to revenue related to amounts subject to refund resulting from the Tax Act for the year ended December 31, 2022 and none in 2023 and 2024.